STOCK OPTIONS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	$ 72	$ 187	$ 2,055	$ 1,254
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	22	16	891	483
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	$ 50	$ 171	$ 1,164	$ 771